Income Taxes (Details 8) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating Loss Carryforwards [Line Items]
Tax effect	$ 38,264	$ 34,341
Taiwan operations [Member] | Expiration year 2018 to 2022 [Member]
Operating Loss Carryforwards [Line Items]
Deductible amount	104,276
Tax effect	$ 17,727
Expiration year (in years)	2018~2022
Taiwan operations [Member] | Expiration year 2023 to 2027 [Member]
Operating Loss Carryforwards [Line Items]
Deductible amount	$ 104,125
Tax effect	$ 17,701
Expiration year (in years)	2023~2027
Hong Kong Operations [Member]
Operating Loss Carryforwards [Line Items]
Deductible amount	$ 1,798
Tax effect	$ 297
Expiration year (in years)	Indefinitely
US operations [Member]
Operating Loss Carryforwards [Line Items]
Deductible amount	$ 9,329
Tax effect	$ 2,539
Expiration year (in years)	2024~2037